UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  028-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

 /s/ Mark McGrath     New York, New York/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $189,708 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106      323    17516 SH       SOLE                    17516
ADVANCE AUTO PARTS INC         COM              00751Y106     4415    75990 SH       SOLE                    75990
AEP INDS INC                   COM              001031103     6744   303766 SH       SOLE                   303766
AMERISTAR CASINOS INC          COM              03070Q101    14140   881022 SH       SOLE                   881022
ASURE SOFTWARE INC             COM              04649U102      188    57617 SH       SOLE                    57617
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1068       10 SH       SOLE                       10
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107    12261   704663 SH       SOLE                   704663
CALAMOS ASSET MGMT INC         CL A             12811R104     3172   316848 SH       SOLE                   316848
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    13838   295437 SH       SOLE                   295437
CHARTER COMMUNICATIONS INC     WARRANTS         16117M131      735    54477 SH       SOLE                    54477
CISCO SYS INC                  COM              17275R102     7863   507300 SH       SOLE                   507300
CVS CAREMARK CORPORATION       COM              126650100     8851   263500 SH       SOLE                   263500
GAP INC DEL                    COM              364760108     3227   198700 SH       SOLE                   198700
GLEACHER & CO INC              COM              377341102      208   174800 SH       SOLE                   174800
GOOGLE INC                     CL A             38259P508    22971    44600 SH       SOLE                    44600
JANUS CAP GROUP INC            COM              47102X105      173    28800 SH       SOLE                    28800
JOHNSON & JOHNSON              COM              478160104    10241   160800 SH       SOLE                   160800
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    10209   691700 SH       SOLE                   691700
LIBERTY MEDIA CORP NEW         LIB STAR         530322304     3871    60902 SH       SOLE                    60902
LIBERTY MEDIA CORP NEW         LIBERTY C        530322106    13406   202760 SH       SOLE                   202760
MI DEVS INC                    COM              55304X104      122     4600 SH       SOLE                     4600
MICROSOFT CORP                 COM              594918104    20534   825000 SH       SOLE                   825000
NEWS CORP                      CL A             65248E104    11765   760000 SH       SOLE                   760000
NII HLDGS INC                  CL B NEW         62913F201    10401   385930 SH       SOLE                   385930
PRIMUS TELECOMMUNICATIONS GR   COM              741929301      750    70547 SH       SOLE                    70547
SYMANTEC CORP                  COM              871503108     1073    65842 SH       SOLE                    65842
TROPICANA ENTERTAINMENT        COM              89708X105     5265   376061 SH       SOLE                   376061
UNITED PARCEL SERVICE INC      CL B             911312106     1894    30000 SH       SOLE                    30000